Average Annual Total Returns - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - Fidelity Series Investment Grade Securitized Fund	Oct. 30, 2023
Fidelity Series Investment Grade Securitized Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.79%)
Since Inception	(0.07%)	[1]
Fidelity Series Investment Grade Securitized Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.57%)
Since Inception	(1.14%)	[1]
Fidelity Series Investment Grade Securitized Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.96%)
Since Inception	(0.46%)	[1]
LB371
Average Annual Return:
Past 1 year	(11.67%)
Since Inception	(0.35%)	[1]

[1]	AFrom August 17, 2018.